Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000025443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Fund
C000117771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Global Fund
C000025444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Small-Cap Fund
Without Sales Load [Member] | C000025443
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.77%)	2.22%	1.23%	5.98%
Without Sales Load [Member] | C000117771
Average Annual Return [Line Items]
Average Annual Return, Percent	1.21%	9.33%	2.74%	7.56%
Without Sales Load [Member] | C000025444
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.12%)	(2.10%)	1.17%	5.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	9.69%	21.34%	11.47%	13.14%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.57%	40.78%	6.98%	11.62%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	16.23%	27.09%	11.17%	11.52%
FTSE Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Index
Average Annual Return, Percent	11.40%	23.73%	11.68%	13.23%
MSCI World Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index
Average Annual Return, Percent	10.50%	20.84%	10.51%	10.16%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	22.99%	43.01%	8.23%	10.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.86%	22.81%	12.30%	15.06%